Trade and other receivables	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Trade and other receivables
13 Trade and other receivables
Trade and other receivables are comprised of the following:

	As of December 31,
In thousands of USD	2024	2025
Advances to suppliers	3,323	1,381
Trade notes and accounts receivable	12,576	12,855
Unbilled revenues	1,237	800
Other receivables	1,574	2,005
	18,710	17,041
Less: Allowance for expected credit loss	(2,927)	(3,153)
Trade and other receivables	15,783	13,888
Allowance for expected credit losses
The movement of allowance for expected credit losses (“ECL”) of trade and other receivables is as follows:

In thousands of USD	ECL of trade and other receivables
Balance as of January 01, 2024	5,101
Provision for expected credit losses	715
Write-off	(2,427)
Effect of translation	(462)
Balance as of December 31, 2024	2,927
Provision for expected credit losses	400
Write-off	(398)
Effect of translation	224
Balance as of December 31, 2025	3,153
The aging analysis of trade and other receivables is as follows:

	Gross amount					Total expected credit losses	Net amount
			Past due but not impaired
In thousands of USD	Total	Current	< 30 days	30 - 90 days	>90 days
As of December 31, 2024	18,710	7,685	6,586	2,240	2,199	(2,927)	15,783
As of December 31, 2025	17,041	9,545	3,398	1,005	3,093	(3,153)	13,888
See Note 33 for disclosure of how the Group manages and measures credit quality of trade and other receivables that are neither past due nor impaired.